Schedule of Allowance for Credit Loss of Trade Receivables (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Credit Loss Expense (Reversal)	$ 306,180	$ 2,383,000	$ (3,158,000)	$ 8,610,248
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Allowance for Credit Loss, Beginning Balance		6,077,000	8,347,208
Accounts Receivable, Allowance for Credit Loss, Period Increase (Decrease)		0	947,792
Accounts Receivable, Credit Loss Expense (Reversal)		933,000	(3,158,000)
Accounts Receivable, Allowance for Credit Loss, Ending Balance		$ 6,760,000	$ 6,077,000	$ 8,347,208